Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 18. Comprehensive Income

Comprehensive income is as follows:

Year Ended
December 31,
2011
Net income	$126,454

Other comprehensive loss:
Unrealized losses on interest rate swaps	(19,091)
Other comprehensive loss, before income taxes	(19,091)
Income taxbenefit related to items of other
comprehensive loss	7,064
Other comprehensive loss, net of income taxes	(12,027)
Comprehensive income	$114,427

     Comprehensive income equals net income for the years ended December 31, 2010 and December 31, 2009. Interest expense in the consolidated statement of income for the year ended December 31, 2011 includes $4,628 relating to the interest rate swap contracts.